Legal Proceedings	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS

NOTE 11. LEGAL PROCEEDINGS

From time to time, the Company is subject to various claims, lawsuits and other legal and administrative proceedings arising in the ordinary course of business. Some of these claims, lawsuits and other proceedings may involve highly complex issues that are subject to substantial uncertainties, and could result in damages, fines, penalties, non-monetary sanctions or relief. However, the Company’s management does not consider any such claims, lawsuits or proceedings that are currently pending, individually or in the aggregate, to be material to the Company’s business or likely to result in a material adverse effect on the Company’s future operating results, financial condition or cash flows.

Elstein v. Simon et al., Index No. 603599/2020 (Nassau Cnty. Mar. 6, 2020).   By complaint filed March 6, 2020, a shareholder brought an individual and derivative suit with respect to the Business Combination. The plaintiff brings three derivative claims under Cayman Islands law: (I) breaches of fiduciary duties as to the individual director defendants; (II) failure to disclose material information regarding the Business Combination as to the individual director defendants; and (III) aiding and abetting director defendants’ breaches of fiduciary duties as to Flavors Holdings, also named as a defendant. The plaintiff alleges that the individual defendants breached their fiduciary duties by acting in their own self-interest in causing or facilitating the Business Combination agreement, that Flavors Holdings aided and abetted such breaches, and that such conflicts of interest and breaches, and other allegedly material information, were not disclosed to shareholders. The plaintiff also brings one direct negligent misrepresentation claim under New York common law alleging that the proxy statement filed on February 14, 2020, soliciting the shareholder vote contained false and misleading statements and omissions. The Company believes that these claims are without merit and will defend against them vigorously.

NOTE 10. LEGAL PROCEEDINGS

From time to time, the Company is subject to various claims, lawsuits and other legal and administrative proceedings arising in the ordinary course of business. Some of these claims, lawsuits and other proceedings may involve highly complex issues that are subject to substantial uncertainties, and could result in damages, fines, penalties, non-monetary sanctions or relief. However, the Company’s management does not consider any such claims, lawsuits or proceedings that are currently pending, individually or in the aggregate, to be material to the Company’s business or likely to result in a material adverse effect on the Company’s future operating results, financial condition or cash flows.